Equity Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company uses the Black-Scholes-Merton Option Pricing Model to estimate the fair value of awards on the measurement date using the weighted average assumptions noted in the following table:

Year	Interest rate %	Dividend Yield %	Expected Volatility %	Expected Life
2013	0.63	0.0	65.36	96 months
2012	0.42	0.0	61.12	96 months

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Outstanding compensatory options consist of the following based on grant date as of March 31, 2014:

		Weighted Average
All Compensatory Options	Number of Options	Exercise	Fair Value	Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2013	5,192,140	$1.22	$0.46	3.7	$-
Granted	700,000	0.15	0.06	5.0	-
Exercised	-	-	-	-	-
Forfeited or lapsed	(48,750)	3.01	0.85	-	-
Options outstanding at March 31, 2014	5,843,390	$1.07	$0.37	3.8	$56,925
Options exercisable at March 31, 2014	4,146,523	$1.40	$0.48	2.8	$18,708

The following table provides consolidated summary information on the Company’s stock option activity for the years ended December 31, 2013 and 2012.
		2013
		Weighted Average
All Plan & Non-Plan Compensatory Options	Number of Options	Exercise	Fair Value	Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2012	4,076,145	$1.70	$0.56	3.8	$-
Granted	1,398,501	0.14	0.25	5.5	-
Exercised	-	-	-		-
Forfeited or lapsed	(282,506)	2.87	0.77		-
Options outstanding at December 31, 2013	5,192,140	$1.22	$0.46	3.7	$-
Options exercisable at December 31, 2013	3,431,729	$1.66	$0.58	2.6	$-

		2012
		Weighted Average
All Plan & Non-Plan Compensatory Options	Number of Options	Exercise	Fair Value	Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2012	3,909,300	$1.85	$0.64	4.2	$-
Granted	536,429	1.13	0.15		-
Exercised	-
Forfeited or lapsed	(369,584)	2.45	0.82		-
Options outstanding at December 31, 2013	4,076,145	$1.70	$0.56	3.0	$-
Options exercisable at December 31, 2013	2,965,998	$1.90	$0.65	3.0	$-

Schedule of Nonvested Share Activity [Table Text Block]
All non-vested compensatory stock options consist of the following as of March 31, 2014:

	All Options
	Shares	Fair Value
Options subject to future vesting at December 31, 2013	1,760,411	$0.27
Options granted	700,000	0.06
Options forfeited or lapsed	(48,750)	0.85
Options vested	(714,794)	0.16
Options subject to future vesting at March 31, 2014	1,696,867	$0.09

The following table summarizes the status of the Company’s non-vested options:

All non-vested stock options as of December 31, 2013	Shares	Fair Value
Options subject to future vesting at December 31, 2012	1,110,147	$0.40
Options granted	1,398,501	0.25
Options forfeited or lapsed	(51,201)	0.17
Options vested	(697,036)	0.24
Options subject to future vesting at December 31, 2013	1,760,411	$0.27